Warrant Liabilities (Details)	Dec. 31, 2022 USD ($) shares
Warrant Liabilities (Details) [Line Items]
Aggregate value	$ 13,500
Change in fair value	$ 8,952
Private Warrants [Member]
Warrant Liabilities (Details) [Line Items]
Warrants outstanding (in Shares) | shares	225,000
Aggregate value	$ 4,548